REVENUE - Contract Balances (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract With Customer, Liability [Roll Forward]
Beginning balance at January 1	$ 52,410	$ 20,728	$ 11,859
Upfront payments received from customers	12,053
Upfront or annual incentive payments received	1,772
Revenue recognized related to amounts that were included in beginning balance of deferred revenue	(9,860)	9,764	4,830
Revenue recognized related to deferred revenue generated during the period	(973)
Ending balance at December 31	$ 55,402	$ 52,410	$ 20,728